Investment in Securities (Summary of Contractual Maturities of Available-for-Sale Debt Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Available-for-sale debt securities, amortized cost
Due within one year	¥ 114,190
Due after one to five years	347,324
Due after five to ten years	394,644
Due after ten years	2,159,782
Available-for-sale debt securities, Amortized cost	3,015,940	¥ 2,488,858
Available-for-sale debt securities, fair value
Due within one year	114,074
Due after one to five years	351,997
Due after five to ten years	403,268
Due after ten years	1,796,139
Available-for-sale debt securities	¥ 2,665,478	¥ 2,234,608